INCOME TAX	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income tax	INCOME TAX
Bermuda
Under current Bermuda law, the Company is not required to pay taxes in Bermuda on either income or capital gains. The Company has received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, the Company will be exempted from taxation until March 31, 2035.
Marshall Islands
Certain subsidiaries of the Company are incorporated in the Marshall Islands. Under current Marshall Islands law, the Company is not required to pay taxes in Marshall Islands on either income or capital gains.
United States
For the years ended December 31, 2025, 2024 and 2023, the Company did not accrue U.S. income taxes because the Company was able to satisfy the requirements of the exemption from gross basis tax under Section 883 of the U.S. Internal Revenue Code. Under Section 863(c)(2)(A) of the Internal Revenue Code, 50% of all transportation revenue attributable to transportation which begins or ends in the United States shall be treated as from sources within the United States where no Section 883 exemption is available. Such revenue is subject to 4% tax.
Other Jurisdictions
Certain of the Company's subsidiaries in Norway and the United Kingdom are subject to income tax in their respective jurisdictions. The taxes paid by subsidiaries of the Company that are subject to income tax have been disclosed in the tables below.
The Company does not have any unrecognized tax benefits, material accrued interest or penalties relating to income taxes. The Norwegian income tax returns could be subject to examination by Norwegian tax authorities going back ten years or more. In the United Kingdom, the tax authorities can investigate as far back as 20 years if they suspect tax evasion. More commonly, the United Kingdom may investigate for (i) careless tax returns for up to six years and (ii) innocent errors for up to four years. In the United States, the Internal Revenue Service, or the IRS, may audit tax returns filed within the last three years. If the IRS identifies a substantial error, the IRS may add additional years, which in most cases does not extend beyond six years.
None of FLEX LNG or its subsidiaries is undergoing tax audits in any applicable tax jurisdictions. The table below shows the components of income tax year ended December 31, 2025, 2024 and 2023:

(in thousands of $)	2025	2024	2023
Current income tax expense	(80)	(138)	(79)
Adjustments in respect of current income tax of previous years	(2)	6	1
Income tax expense reported in the income statement	(82)	(132)	(78)
A reconciliation between the tax expense and the product of the accounting profit multiplied by the Bermuda domestic tax rate for the year ended December 31, 2025, 2024 and 2023 is as follows:

(in thousands of $)	2025	2024	2023
Income before tax	74,897	117,816	120,117
Income tax at 0% (2024: 0% (2023: 0%))	—	—	—
Effect of higher foreign tax rates	(82)	(132)	(78)
Income tax expense at effective rate of 0.1% (2024: 0.1% (2023: 0.1%))	(82)	(132)	(78)